January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Managed Futures Active ETF | ISMF | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares Managed Futures Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bill, 3.55%, 08/06/26(a)	$29,971	$29,429,397
Total U.S. Treasury Obligations — 94.4% (Cost: $29,435,897)		29,429,397
Total Investments — 94.4% (Cost: $29,435,897)		29,429,397
Other Assets Less Liabilities — 5.6%		1,729,533
Net Assets — 100.0%		$31,158,930

(a)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$3,790,000	$—	$(3,790,000)(b)	$—	$—	$—	—	$22,081	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	128	02/26/26	$1,910	$1,482
Low Sulphur Gas	3	03/12/26	219	22,246
TOPIX Index	6	03/12/26	1,387	38,352
LME Copper	2	03/16/26	656	9,780
S&P/TSE 60 Index	11	03/19/26	2,993	(55,225)
10-Year Canadian Bond	6	03/20/26	534	(699)
E-Mini Russell 2000 Index	9	03/20/26	1,181	(17,579)
FTSE 100 Index	17	03/20/26	2,377	71,445
MSCI Emerging Markets Index	54	03/20/26	4,106	150,344
Long Gilt	25	03/27/26	3,108	(34,259)
Silver	2	03/27/26	785	285,327
Gold 100 OZ	5	04/28/26	2,373	(182,652)
				288,562
Short Contracts
CAC 40 Index	4	02/20/26	386	41
WTI Crude Oil	22	02/20/26	1,435	(145,905)
Brent Crude Oil	5	02/27/26	347	(24,396)
10-Year Japanese Government Treasury Bonds	18	03/13/26	15,307	86,133
Corn	65	03/13/26	1,392	52,835
Soybean	19	03/13/26	1,011	(3,532)
				(34,824)
				$253,738

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	557,000	USD	373,094	BNP Paribas SA	03/18/26	$14,733
AUD	1,702,000	USD	1,145,642	Goldman Sachs & Co.	03/18/26	39,423
BRL	27,955,000	USD	5,036,187	Goldman Sachs & Co.	03/18/26	223,576
CAD	1,636,000	USD	1,191,209	BNP Paribas SA	03/18/26	12,517
CAD	1,772,000	USD	1,292,026	Goldman Sachs & Co.	03/18/26	11,765
EUR	9,229,000	USD	10,845,494	BNP Paribas SA	03/18/26	116,276
EUR	291,000	USD	338,603	Goldman Sachs & Co.	03/18/26	7,033
GBP	17,000	USD	23,209	BNP Paribas SA	03/18/26	52
GBP	72,000	USD	96,701	Goldman Sachs & Co.	03/18/26	1,815
INR	2,074,000	USD	22,522	Goldman Sachs & Co.	03/18/26	19
JPY	220,775,000	USD	1,404,754	BNP Paribas SA	03/18/26	27,074
MXN	8,107,000	USD	448,544	BNP Paribas SA	03/18/26	13,550
MXN	75,957,000	USD	4,205,140	Goldman Sachs & Co.	03/18/26	124,357
NZD	4,543,000	USD	2,657,837	BNP Paribas SA	03/18/26	81,863
SEK	51,633,000	EUR	4,757,469	BNP Paribas SA	03/18/26	158,485
SEK	32,570,000	EUR	3,051,516	Goldman Sachs & Co.	03/18/26	39,974
TWD	6,689,000	USD	211,083	BNP Paribas SA	03/18/26	231
TWD	29,904,000	USD	943,165	Goldman Sachs & Co.	03/18/26	1,539
USD	81,282	AUD	115,000	Goldman Sachs & Co.	03/18/26	1,210
USD	109,609	CAD	148,000	BNP Paribas SA	03/18/26	714
USD	263,976	EUR	220,000	BNP Paribas SA	03/18/26	2,671
USD	106,282	GBP	77,000	BNP Paribas SA	03/18/26	925
USD	31,226	INR	2,861,000	BNP Paribas SA	03/18/26	131
USD	119,558	INR	10,809,000	Goldman Sachs & Co.	03/18/26	2,079
USD	5,571,467	JPY	857,469,000	BNP Paribas SA	03/18/26	10,384
USD	125,854	JPY	19,313,000	Goldman Sachs & Co.	03/18/26	600
USD	591,243	TWD	18,709,000	BNP Paribas SA	03/18/26	203
USD	3,690,541	TWD	116,197,000	Goldman Sachs & Co.	03/18/26	19,735
USD	300,009	ZAR	4,824,000	BNP Paribas SA	03/18/26	2,323
ZAR	26,896,000	USD	1,630,436	BNP Paribas SA	03/18/26	29,298
ZAR	66,339,000	USD	3,970,527	Goldman Sachs & Co.	03/18/26	123,210
						1,067,765
BRL	1,606,000	USD	305,660	Goldman Sachs & Co.	03/18/26	$(3,490)
EUR	1,079,263	SEK	11,530,000	BNP Paribas SA	03/18/26	(15,332)
EUR	227,987	SEK	2,472,000	Goldman Sachs & Co.	03/18/26	(7,330)
EUR	1,073,000	USD	1,277,008	Goldman Sachs & Co.	03/18/26	(2,549)
INR	10,801,000	USD	119,061	BNP Paribas SA	03/18/26	(1,670)
INR	795,000	USD	8,644	Goldman Sachs & Co.	03/18/26	(4)
JPY	35,775,832	USD	232,724	BNP Paribas SA	03/18/26	(701)
MXN	23,433,000	USD	1,346,990	Goldman Sachs & Co.	03/18/26	(11,326)
NZD	1,321,000	USD	803,598	BNP Paribas SA	03/18/26	(6,956)
USD	1,368,662	AUD	2,068,000	BNP Paribas SA	03/18/26	(71,240)
USD	128,590	AUD	191,000	Goldman Sachs & Co.	03/18/26	(4,399)
USD	1,890,346	BRL	10,415,000	Goldman Sachs & Co.	03/18/26	(69,247)
USD	2,365,724	CAD	3,245,000	BNP Paribas SA	03/18/26	(21,862)
USD	91,917	CAD	127,000	Goldman Sachs & Co.	03/18/26	(1,526)
USD	3,709,821	EUR	3,156,000	BNP Paribas SA	03/18/26	(38,727)
USD	88,285	GBP	66,000	BNP Paribas SA	03/18/26	(2,021)
USD	6,724	GBP	5,000	Goldman Sachs & Co.	03/18/26	(117)
USD	332,177	INR	30,653,000	Goldman Sachs & Co.	03/18/26	(976)
USD	1,498,170	JPY	233,231,000	BNP Paribas SA	03/18/26	(14,441)
USD	1,720,429	JPY	270,706,000	Goldman Sachs & Co.	03/18/26	(35,225)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	801,683	MXN	14,295,000	Goldman Sachs & Co.	03/18/26	$(13,122)
USD	13,703,178	NZD	23,489,000	BNP Paribas SA	03/18/26	(462,090)
USD	2,623,164	NZD	4,542,000	Goldman Sachs & Co.	03/18/26	(115,933)
USD	847,819	TWD	26,906,000	Goldman Sachs & Co.	03/18/26	(2,175)
USD	648,567	ZAR	10,651,000	BNP Paribas SA	03/18/26	(8,699)
ZAR	17,510,000	USD	1,095,739	BNP Paribas SA	03/18/26	(15,208)
						(926,366)
						$141,399
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$—	$29,429,397	$—	$29,429,397
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$370,188	$—	$—	$370,188
Equity Contracts	150,344	111,320	—	261,664
Foreign Currency Exchange Contracts	—	1,067,765	—	1,067,765
Interest Rate Contracts	86,133	—	—	86,133
Liabilities
Commodity Contracts	(356,485)	—	—	(356,485)
Equity Contracts	(72,804)	—	—	(72,804)
Foreign Currency Exchange Contracts	—	(926,366)	—	(926,366)
Interest Rate Contracts	(34,958)	—	—	(34,958)
	$142,418	$252,719	$—	$395,137

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.